Basis of Presentation and General Information - Vessel Under Commercial and Technical Management (Table) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Kymopolia
Vessels [Line Items]
DWT	176,990	176,990
Effective Date of Management Agreement		January 30, 2014
Year Built	2006	2006
Obelix
Vessels [Line Items]
DWT	181,433	181,433
Effective Date of Management Agreement		October 19, 2012
Year Built	2011	2011
Pantagruel
Vessels [Line Items]
DWT	180,181	180,181
Effective Date of Management Agreement		October 24, 2013
Year Built	2004	2004
Big Bang
Vessels [Line Items]
DWT	174,109	174,109
Effective Date of Management Agreement		August 30, 2013
Year Built	2007	2007
Big Fish
Vessels [Line Items]
DWT	177,643	177,643
Effective Date of Management Agreement		October 18, 2013
Year Built	2004	2004
Madredeus
Vessels [Line Items]
DWT	98,681	98,681
Effective Date of Management Agreement		February 4, 2014
Year Built	2011	2011
Amami
Vessels [Line Items]
DWT	98,681	98,681
Effective Date of Management Agreement		February 4, 2014
Year Built	2011	2011
Pendulum
Vessels [Line Items]
DWT	82,619	82,619
Effective Date of Management Agreement		February 17, 2014
Year Built	2006	2006
Mercurial Virgo
Vessels [Line Items]
DWT	81,545	81,545
Effective Date of Management Agreement		February 17, 2014
Year Built	2013	2013
Renascentia
Vessels [Line Items]
DWT		74,732
Effective Date of Management Agreement		June 20, 2013
Year Built		1999
Marto
Vessels [Line Items]
DWT		74,470
Effective Date of Management Agreement		August 2, 2013
Year Built		2001
Strange Attractor
Vessels [Line Items]
DWT	55,742	55,742
Effective Date of Management Agreement		September 24, 2013
Year Built	2006	2006
Maiden Voyage
Vessels [Line Items]
DWT		58,722
Effective Date of Management Agreement		September 28, 2012
Year Built		2012
Serenity I
Vessels [Line Items]
DWT	53,688
Effective Date of Management Agreement	June 11, 2011
Year Built	2006